Property, plant and equipment - Disposal of assets (Details) - Shipping assets $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Asset
Non-current assets and liabilities held for sale and discontinued operations
Impairment and other results on non-current assets	$ 322	$ 348
Proceeds from sale of assets		391
Loss due to sale of assets		$ 133
VLOC's
Non-current assets and liabilities held for sale and discontinued operations
Number of shipping assets sold | Asset		4
Floating Transfer Stations
Non-current assets and liabilities held for sale and discontinued operations
Number of shipping assets sold | Asset		2